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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ] Amendment Number: ___________

This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longhorn Capital Partners, L.P.
Address: 1445 Ross Avenue
         Suite 4450
         Dallas, TX 75202

Form 13F File Number: _____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kristopher N. Kristynik
Title: Managing Partner of
       Longhorn Capital Partners, L.P.
Phone: (214) 452-6260

Signature, Place, and Date of Signing:


     /s/ Kristopher N. Kristynik             Dallas, TX        February 13, 2008
-------------------------------------   --------------------   -----------------
             (Signature)                    (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         15
Form 13F Information Table Value Total:     14,938
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

            COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- -------------- --------- -------- ---------------- ---------- -------- ---------------------
                                                                                                         VOTING AUTHORITY
                                   TITLE OF                VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  ---------------------
         NAME OF ISSUER              CLASS       CUSIP    (X1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED  NONE
------------------------------- -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ------
CROWN HOLDINGS INC              COM            228368106     768   40,000 SH  N/A     SOLE        0     35,624    0    4,376
DISCOVERY COMMUNICATIONS NEW    COM SER A      25470F104   2,074  146,500 SH  N/A     SOLE        0    130,418    0   16,082
EARTHLINK INC                   COM            270321102     879  130,000 SH  CALL    SOLE        0     87,700    0   42,300
GENERAL DYNAMICS CORPORATION    COM            369550108     633   11,000 SH  N/A     SOLE        0      9,797    0    1,203
GENERAL ELECTRIC CORPORATION    COM            369604103   1,134   70,000 SH  PUT     SOLE        0     62,000    0    8,000
GREIF INC                       CL A           397624107   1,474   44,100 SH  N/A     SOLE        0     39,233    0    4,867
HARRIS CORPORATION DEL          COM            413875105     609   16,000 SH  N/A     SOLE        0     14,250    0    1,750
L-3 COMMUNICATIONS HOLDINGS INC COM            502424104     369    5,000 SH  N/A     SOLE        0      4,453    0      547
LOCKHEED MARTIN CORPORATION     COM            539830109     420    5,000 SH  N/A     SOLE        0      4,453    0      547
LORILLARD INC                   COM            544147101     564   10,000 SH  N/A     SOLE        0      8,884    0    1,116
MARKET VECTORS ETF TRUST        GOLD MINER ETF 57060U100   1,606   47,400 SH  N/A     SOLE        0     42,211    0    5,189
MICROSOFT CORPORATION           COM            594918104   2,002  103,000 SH  N/A     SOLE        0     91,683    0   11,317
QUALCOMM INC                    COM            747525103     967   27,000 SH  N/A     SOLE        0     24,047    0    2,953
SAIC INC                        COM            78390X101     409   21,000 SH  N/A     SOLE        0     18,629    0    2,371
SPDR SERIES TRUST               S&P RETAIL ETF 78464A714   1,028   50,500 SH  N/A     SOLE        0     44,974    0    5,526